Property and Equipment Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Capitalized software development costs, net of accumulated amortization	$ 366	$ 325
Amortization of capitalized software development costs	$ 185	$ 139	$ 100